Net income per share (Schedule of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 426,534	$ 65,370	¥ 281,891	¥ 269,771
Net (income) loss attributable to non-controlling interests	(796)	(122)	187	(59)
Net (income) loss attributable to redeemable non-controlling interests	254	39	(781)
Net income attributable to ordinary shareholders of Baozun Inc.	¥ 425,992	$ 65,287	¥ 281,297	¥ 269,712
Net income per share attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	¥ 2.27	$ 0.35	¥ 1.62	¥ 1.59
Diluted | (per share)	2.23	0.34	1.57	1.50
Net income per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	6.82	1.05	4.85	4.76
Diluted | (per share)	¥ 6.69	$ 1.03	¥ 4.72	¥ 4.51
Weighted average number of ordinary shares
Basic	187,322,781	187,322,781	173,937,013	169,884,906
Diluted	190,988,171	190,988,171	178,932,010	179,327,029